Acquisitions and Disposals of Subsidiaries, Operations, Joint Operations and Equity Accounted Investments - Summary of Divestments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Gains (losses) on disposals of investments [abstract]
Net assets disposed		$ 189	$ 153
Gross cash consideration		187	168
Less cash and cash equivalents disposed			(2)
Total consideration		187	166
Other effects			1
Net (loss)/gain on disposal recognised in other income	$ 0	$ (2)	$ 14